Consolidated balance sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 992	$ 1,319
Short-term investments	1,943	1,753
Accounts receivable, net of allowances of ($19) and ($18)	1,545	1,518
Raw materials	115	122
Work in process	1,004	919
Finished goods	669	479
Inventories	1,788	1,520
Deferred income taxes	1,174	770
Prepaid expenses and other current assets	386	180
Total current assets	7,828	7,060
Property, plant and equipment at cost	7,133	6,907
Less accumulated depreciation	(2,705)	(3,227)
Property, plant and equipment, net	4,428	3,680
Long-term investments	265	453
Goodwill	4,452	924
Acquisition-related intangibles, net	2,900	76
Deferred income taxes	321	927
Capitalized software licenses, net	206	205
Overfunded retirement plans	40	31
Other assets	57	45
Total assets	20,497	13,401
Current liabilities:
Commercial paper	999	0
Current portion of long-term debt	382	0
Accounts payable	625	621
Accrued compensation	597	629
Income taxes payable	101	109
Accrued expenses and other liabilities	795	622
Total current liabilities	3,499	1,981
Long-term debt	4,211	0
Underfunded retirement plans	701	519
Deferred income taxes	607	86
Deferred credits and other liabilities	527	378
Total liabilities	9,545	2,964
Stockholders' equity:
Preferred stock, $25 par value. Authorized – 10,000,000 shares. Participating cumulative preferred. None issued.	0	0
Common stock, $1 par value. Authorized – 2,400,000,000 shares. Shares issued: 2011 – 1,740,630,391; 2010 – 1,740,166,101	1,741	1,740
Paid-in capital	1,194	1,114
Retained earnings	26,278	24,695
Less treasury common stock at cost. Shares: 2011 – 601,131,631; 2010 – 572,722,397	(17,485)	(16,411)
Accumulated other comprehensive income (loss), net of taxes	(776)	(701)
Total stockholders' equity	10,952	10,437
Total liabilities and stockholders' equity	$ 20,497	$ 13,401